Equity Incentive Plan - Stock Based Compensation Expense Included In Condensed Consolidated Statements of Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,002	$ 913	$ 2,998	$ 2,552	$ 3,435	$ 2,265
Cost of Revenues [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	340	339	1,030	1,020	1,336	573
General and administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	394	350	1,200	841	1,198	1,161
Research and development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	73	65	209	205	268	87
Sales and Marketing [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 195	$ 159	$ 559	$ 486	$ 633	$ 444